ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

Principles of consolidation

        The accompanying unaudited condensed consolidated financial statements include the accounts of Hyperdynamics and its direct and indirect wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in our Annual Report filed with the SEC on Form 10-K for the year ended June 30, 2016.

        In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year ended June 30, 2016, as reported in the Form 10-K, have been omitted.

Principles of Consolidation

        The accompanying consolidated financial statements include the accounts of Hyperdynamics and its direct and indirect wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities and Exchange Commission (SEC).

Use of estimates

Use of estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses at the balance sheet date and for the period then ended. We believe our estimates and assumptions are reasonable; however, such estimates and assumptions are subject to a number of risks and uncertainties that may cause actual results to differ materially from such estimates. The following assumptions underlying these financial statements include:

•	estimates in the calculation of share-based compensation expense,
•	estimates in valuation of warrants derivative liability,
•	estimates made in our income tax calculations,
•	estimates in the assessment of current litigation claims against the Company,
•	estimates and assumptions involved in our assessment of unproved oil and gas properties for impairment, and
•	estimates and assumptions involved in our fair market value assessment of the well construction equipment received in the August 15, 2016 Settlement Agreement with Tullow and Dana.

        We are subject, from time to time, to legal proceedings, claims, and liabilities that arise in the ordinary course of business. We accrue for losses when such losses are considered probable and the amounts can be reasonably estimated.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses at the balance sheet date and for the period then ended. We believe our estimates and assumptions are reasonable; however, such estimates and assumptions are subject to a number of risks and uncertainties that may cause actual results to differ materially from such estimates. Significant estimates and assumptions underlying these financial statements include:

•	estimates in the calculation of share-based compensation expense,
•	estimates made in our income tax calculations,
•	estimates in the assessment of current litigation claims against the company, and
•	estimates and assumptions involved in our assessment of unproved oil and gas properties for impairment.

        We are subject to legal proceedings, claims, and liabilities that arise in the ordinary course of business. We accrue for losses when such losses are considered probable and the amounts can be reasonably estimated.

Cash and cash equivalents

Cash and cash equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. For the periods presented, we maintained all of our cash in bank deposit accounts which, at times, exceed the federally insured limits.

Cash and cash equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. For the years presented, we maintained all of our cash in bank deposit accounts which, at times, exceed the federally insured limits.

Oil and Gas Properties

Oil and Gas Properties

Full-Cost Method

        We account for oil and natural gas producing activities using the full-cost method of accounting as prescribed by the SEC. Accordingly, all costs incurred in the acquisition, exploration, and development of oil and natural gas properties, including the costs of abandoned properties, dry holes, geophysical costs and annual lease rentals are capitalized. All selling, general and administrative corporate costs unrelated to drilling activities are expensed as incurred. Sales or other dispositions of oil and natural gas properties are accounted for as adjustments to capitalized costs, with no gain or loss recorded unless the ratio of capitalized costs to proved reserves would significantly change, or to the extent that the sale proceeds exceed our capitalized costs. Depletion of evaluated oil and natural gas properties would be computed on the units of production method based on proved reserves. The net capitalized costs of proved oil and natural gas properties are subject to quarterly impairment tests.

Costs Excluded from Amortization

        Costs associated with unproved properties are excluded from amortization until it is determined whether proved reserves can be assigned to the properties. We review our unproved properties at the end of each quarter to determine whether the costs incurred should be transferred to the amortization base.

        We assess unproved property on a quarterly basis for possible impairment or reduction in value. We assess properties on an individual basis or as a group if properties are individually insignificant. The assessment includes consideration of the following factors, among others: intent to drill; remaining lease term under our concession; geological and geophysical evaluations; drilling results and activity; the assignment of proved reserves; and the economic viability of development if proved reserves are assigned. We assess our unproved properties on a country-by-country basis. During any period in which these factors indicate an impairment, the adjustment is recorded through earnings of the period.

Full-Cost Ceiling Test

        At the end of each quarterly reporting period, the capitalized costs less accumulated amortization and deferred income taxes shall not exceed an amount equal to the sum of the following items: (i) the present value of estimated future net revenues of oil and gas properties (including future development and abandonment costs of wells to be drilled) using prices based on the preceding 12-months' average price based on closing prices on the first day of each month, or prices defined by existing contractual arrangements, discounted at 10%, (ii) the cost of properties not being amortized, and (iii) the lower of cost or estimated fair value of unproved properties included in the costs being amortized, less related income tax effects ("Full-Cost Ceiling Test").

        The calculation of the Full-Cost Ceiling Test is based on estimates of proved reserves. There are numerous uncertainties inherent in estimating quantities of proved reserves and in projecting the future rates of production, timing, and plan of development. The accuracy of any reserves estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing, and production subsequent to the date of the estimate may justify revision of such estimates. Accordingly, reserves estimates are often different from the quantities of oil and natural gas that are ultimately recovered. We have no proved reserves. We recognized a $14.3 million Full-Cost Ceiling test write-down in the year ended June 30, 2016. No Full-Cost Ceiling test write-down was recognized in the year ended June 30, 2015.

Property and Equipment, other than Oil and Gas

Property and Equipment, other than Oil and Gas

        Property and equipment are stated on the basis of historical cost less accumulated depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, generally three to five years.

Income Taxes

Income Taxes

        We account for income taxes in accordance with FASB Accounting Standards Codification ("ASC") 740, "Income Taxes," which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax and financial reporting basis of assets and liabilities and for loss and credit carryforwards. Valuation allowances are provided when recovery of deferred tax assets is not considered likely.

        Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in our tax returns that do not meet these recognition and measurement standards. As of June 30, 2016 and 2015, the Company has unrecognized tax benefits totaling $5.5 million.

        Our policy is to recognize potential accrued interest and penalties related to unrecognized tax benefits within income tax expense. For the years ended June 30, 2016 and 2015, we did not recognize any interest or penalties in our consolidated statements of operations, nor did we have any interest or penalties accrued on our consolidated balance sheets at June 30, 2016 and 2015 relating to unrecognized benefits.

        The tax years 2011-2015 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which we are subject.

Stock-Based Compensation

Stock-Based Compensation

        ASC 718, "Compensation-Stock Compensation" requires recognition in the financial statements of the cost of employee services received in exchange for an award of equity instruments over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). We measure the cost of employee services received in exchange for an award based on the grant-date fair value of the award. We account for non-employee share-based awards based upon ASC 505-50, "Equity-Based Payments to Non-Employees."

Earnings per share

Earnings per share

        Basic loss per common share has been computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. In period of earnings, diluted earnings per common share are calculated by dividing net income available to common shareholders by weighted-average common shares outstanding during the period plus weighted-average dilutive potential common shares. Diluted earnings per share calculations assume, as of the beginning of the period, exercise of stock options and warrants using the treasury stock method.

        All potential dilutive securities, including potentially dilutive options, warrants and convertible securities were excluded from the computation of dilutive net loss per common share for the three and nine month periods ended March 31, 2017 and 2016, respectively, because their effects in the computation are antidilutive due to our net loss for those periods.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $4.06 were outstanding at March 31, 2017. Using the treasury stock method, had we had net income, approximately 1,158 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the three-month period ended March 31, 2017 while approximately 1,173 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the nine-month period ended March 31, 2017.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $5.67 were outstanding at March 31, 2016. Using the treasury stock method, had we had net income, approximately 1,182 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the three-month period ended March 31, 2016 while approximately 958 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the nine-month period ended March 31, 2016.

Earnings Per Share

        Basic loss per common share has been computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. In a period of earnings, diluted earnings per common share are calculated by dividing net income available to common shareholders by weighted-average common shares outstanding during the period plus weighted-average dilutive potential common shares. Diluted earnings per share calculations assume, as of the beginning of the period, exercise of stock options and warrants using the treasury stock method.

        All potential dilutive securities, including potentially dilutive options, warrants and convertible securities, if any, were excluded from the computation of dilutive net loss per common share for the years ended June 30, 2016, and 2015, respectively, as their effects are antidilutive due to our net loss for those periods.

        Stock options to purchase approximately 1.0 million common shares at an average exercise price of $5.03 were outstanding at June 30, 2016. Using the treasury stock method, had we had net income, approximately 25 thousand common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the year ended June 30, 2016.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $7.43 and warrants to purchase approximately 0.03 million shares of common stock at an average exercise price of $12.64 were outstanding at June 30, 2015. Using the treasury stock method, had we had net income, approximately four hundred common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share calculation for the year ended June 30, 2015. There would have been no dilution attributable to our outstanding warrants to purchase common shares. Had we had net income, approximately four thousand common shares attributable to restricted stock awards would have been included in the fully diluted earnings per share for the year ended June 30, 2015.

Contingencies

Contingencies

        We are subject to legal proceedings, claims and liabilities. We accrue for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Legal fees are charged to expense as they are incurred. See Note 6 for more information on legal proceedings and settlements.

Contingencies

        We are subject to legal proceedings, claims and liabilities. We accrue for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Legal fees are charged to expense as they are incurred. See Note 8 for more information on legal proceedings.

Foreign currency gains and losses from current operations

Foreign currency gains and losses from current operations

        In accordance with ASC Topic 830, Foreign Currency Matters, the functional currency of our international subsidiaries is the U.S. Dollar. Gains and losses from foreign currency transactions arising from operating assets and liabilities are included in general, administrative and other operating expense, have not been significant. Net foreign currency transaction gains (losses) were ($3) thousand and ($0.1) million for the years ended June 30, 2016 and 2015, respectively.

Subsequent events		Subsequent Events The Company evaluated all subsequent events from June 30, 2016 through the date of issuance of these financial statements.